UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21878

Oppenheimer Rochester Maryland Municipal Fund

(Exact name of registrant as specified in charter)

6803 South Tucson Way, Centennial, Colorado 80112-3924

(Address of principal executive offices) (Zip code)

Cynthia Lo Bessette

OFI Global Asset Management, Inc.

225 Liberty Street, New York, New York 10281-1008

(Name and address of agent for service)

Registrant’s telephone number, including area code: (303) 768-3200

Date of fiscal year end: March 31

Date of reporting period: 12/31/2016

Item 1. Schedule of Investments.

STATEMENT OF INVESTMENTS December 31, 2016 Unaudited

Principal Amount		Coupon		Maturity	Value

Municipal Bonds and Notes—101.0%
Maryland—61.0%
$500,000	Anne Arundel County, MD Special Obligation (National Business Park-North)[1]	6.100%		07/01/2040	$517,580

155,000	Baltimore, MD Convention Center	5.000		09/01/2019	155,463

655,000	Baltimore, MD Convention Center Hotel[1]	5.250		09/01/2039	656,782

400,000	Baltimore, MD Special Obligation (Consolidated Loan)[1]	5.000		06/15/2033	432,532

10,000	Dawson-Adams, MD Devel. Corp. (Co-Op Hsg.)[1]	7.375		11/01/2019	10,116

200,000	Frederick County, MD Educational Facilities (Mount St. Mary’s College)[1]	5.625		09/01/2038	200,044

15,000	Frederick County, MD Special Obligation (Lake Linganore)[1]	5.700		07/01/2029	15,285

35,000	Frederick, MD (Carrollton Apartments)[1]	5.850		03/01/2028	35,068

35,000	Frederick, MD (Carrollton Apartments)[1]	5.800		09/01/2024	35,073

50,000	MD Community Devel. Administration (Dept. of Hsg. & Community Devel.)[1]	5.375		12/15/2022	50,097

10,000	MD Community Devel. Administration (Dept. of Hsg. & Community Devel.)[1]	5.950		07/01/2023	10,019

20,000	MD Community Devel. Administration (Dept. of Hsg. & Community Devel.)[1]	5.125		05/01/2022	20,040

500,000	MD EDC Student Hsg. (Frostburg State University)[1]	5.000		10/01/2033	527,780

300,000	MD EDC Student Hsg. (Salisbury University)[1]	5.000		06/01/2030	316,029

650,000	MD EDC Student Hsg. (University of Maryland College Park)[1]	5.000		06/01/2027	770,335

1,000,000	MD GO1	5.000		08/01/2023	1,187,930

1,575,000	MD H&HEFA (Adventist Healthcare)[1]	6.250		01/01/2031	1,775,277

1,000,000	MD H&HEFA (Anne Arundel Medical Center)[1]	6.750		07/01/2039	1,130,600

600,000	MD H&HEFA (Charlestown Community)[1]	6.125		01/01/2030	700,800

1,000,000	MD H&HEFA (Charlestown Community)[1]	6.250		01/01/2041	1,172,810

1,500,000	MD H&HEFA (Doctors Community Hospital)[1]	5.750		07/01/2038	1,632,015

500,000	MD H&HEFA (Greater Baltimore Medical Center)[1]	5.750		07/01/2034	561,545

195,000	MD H&HEFA (Johns Hopkins Hospital)[1]	5.500		07/01/2026	195,367

40,000	MD H&HEFA (Johns Hopkins Medical Institutional Parking System)[1]	5.000		07/01/2034	40,048

400,000	MD H&HEFA (Lifebridge Health)[1]	6.000		07/01/2041	473,112

1,000,000	MD H&HEFA (Medstar Health)[1]	5.000		08/15/2038	1,088,270

1,000,000	MD H&HEFA (Meritus Medical Center)[1]	5.000		07/01/2033	1,073,710

1,795,000	MD H&HEFA (UMMS/JLKH/MGH/BWMC Obligated Group)[1]	0.730	[2]	07/01/2034	1,795,000

250,000	MD H&HEFA (Upper Chesapeake)[1]	6.000		01/01/2038	262,105

95,000	Montgomery County, MD Hsg. Opportunities Commission (HP Landings Edge)[1]	5.050		07/01/2028	95,160

10,000	Montgomery County, MD Hsg. Opportunities Commission (Multifamily Mtg.)[1]	6.050		07/01/2026	10,021

10,000	Montgomery County, MD Hsg. Opportunities Commission (Multifamily Mtg.), Series B1	6.000		07/01/2020	10,027

30,000	Montgomery County, MD Hsg. Opportunities Commission, Series A1	5.550		11/01/2022	30,480

1,370,000	Montgomery County, MD Hsg. Opportunities Commission, Series A1	5.650		11/01/2033	1,372,302

1    OPPENHEIMER ROCHESTER MARYLAND MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited  /  Continued

Principal Amount		Coupon		Maturity	Value

Maryland (Continued)

$75,000	Prince Georges County, MD IDA (Upper Marlboro Justice)	5.000%		06/30/2019	$75,242

2,300,000	Prince Georges County, MD Special District (Victoria Falls)[1]	5.250		07/01/2035	2,312,397

3,049,616	Salisbury, MD Special Obligation (Villages at Salisbury Lake)[3]	3.787	[4]	01/01/2037	329,785

2,000,000	Washington, MD Suburban Sanitation District[1]	0.720	[2]	06/01/2023	2,000,000

					23,076,246

U.S. Possessions—40.0%
200,000	Guam Government Business Privilege[1]	5.000		01/01/2031	212,808

160,000	Northern Mariana Islands Commonwealth, Series A1	5.000		06/01/2017	159,837

200,000	Puerto Rico Aqueduct & Sewer Authority	6.000		07/01/2047	151,764

950,000	Puerto Rico Children’s Trust Fund (TASC)[1]	5.500		05/15/2039	949,943

865,000	Puerto Rico Children’s Trust Fund (TASC)[1]	5.375		05/15/2033	864,939

550,000	Puerto Rico Commonwealth GO5	5.625		07/01/2033	343,062

1,000,000	Puerto Rico Commonwealth GO5	5.000		07/01/2020	624,680

500,000	Puerto Rico Commonwealth GO5	6.000		07/01/2029	316,875

65,022	Puerto Rico Electric Power Authority	10.000		01/01/2021	50,944

86,695	Puerto Rico Electric Power Authority	10.000		07/01/2019	70,297

86,696	Puerto Rico Electric Power Authority	10.000		07/01/2019	70,298

21,673	Puerto Rico Electric Power Authority	10.000		07/01/2022	16,945

21,674	Puerto Rico Electric Power Authority	10.000		01/01/2022	16,945

65,022	Puerto Rico Electric Power Authority	10.000		07/01/2021	50,944

515,000	Puerto Rico Electric Power Authority, Series A6	5.050		07/01/2042	341,806

300,000	Puerto Rico Electric Power Authority, Series AAA[6]	5.250		07/01/2029	198,972

330,000	Puerto Rico Electric Power Authority, Series AAA[6]	5.250		07/01/2031	218,889

1,500,000	Puerto Rico Electric Power Authority, Series CCC[6]	5.000		07/01/2028	994,875

190,000	Puerto Rico Electric Power Authority, Series TT6	5.000		07/01/2032	126,046

900,000	Puerto Rico Electric Power Authority, Series TT6	5.000		07/01/2037	597,231

140,000	Puerto Rico Electric Power Authority, Series WW6	5.000		07/01/2028	92,855

260,000	Puerto Rico Electric Power Authority, Series XX6	5.250		07/01/2035	172,500

750,000	Puerto Rico Electric Power Authority, Series XX6	5.250		07/01/2040	497,677

1,500,000	Puerto Rico Highway & Transportation Authority	5.500		07/01/2030	934,920

480,000	Puerto Rico Infrastructure[5]	6.000		12/15/2026	172,800

365,000	Puerto Rico Infrastructure (Mepsi Campus)	6.250		10/01/2024	185,898

1,165,000	Puerto Rico Infrastructure (Mepsi Campus)	6.500		10/01/2037	563,417

150,000	Puerto Rico ITEMECF (Ana G. Mendez University)[1]	5.000		03/01/2036	127,718

100,000	Puerto Rico ITEMECF (Ana G. Mendez University)[1]	5.125		04/01/2032	89,031

100,000	Puerto Rico ITEMECF (Ana G. Mendez University)[1]	5.375		04/01/2042	86,677

100,000	Puerto Rico ITEMECF (Ana G. Mendez University)[1]	5.000		04/01/2027	92,777

215,000	Puerto Rico ITEMECF (Ryder Memorial Hospital)[1]	6.700		05/01/2024	206,955

500,000	Puerto Rico Public Buildings Authority[5]	6.500		07/01/2030	294,375

550,000	Puerto Rico Public Buildings Authority[3]	6.250		07/01/2031	321,062

750,000	Puerto Rico Public Buildings Authority[5]	7.000		07/01/2025	455,625

450,000	Puerto Rico Public Buildings Authority[3]	5.250		07/01/2042	251,437

500,000	Puerto Rico Public Buildings Authority[5]	7.000		07/01/2021	303,750

2,000,000	Puerto Rico Public Finance Corp., Series B3	5.500		08/01/2031	160,000

2,000,000	Puerto Rico Sales Tax Financing Corp., Series C	5.750		08/01/2057	1,416,560

2    OPPENHEIMER ROCHESTER MARYLAND MUNICIPAL FUND

Principal Amount		Coupon	Maturity	Value

U.S. Possessions (Continued)

$1,000,000	Puerto Rico Sales Tax Financing Corp., Series C	6.750%[7]	08/01/2032	$502,500

200,000	University of Puerto Rico, Series Q	5.000	06/01/2030	89,822

175,000	V.I. Public Finance Authority (Gross Receipts Taxes Loan Notes)[1]	5.000	10/01/2023	176,731

1,000,000	V.I. Public Finance Authority, Series A1	5.000	10/01/2032	1,050,880

530,000	V.I. Tobacco Settlement Financing Corp. (TASC)[1]	5.000	05/15/2031	529,995

				15,154,062

Total Investments, at Value (Cost $44,088,924)—101.0%				38,230,308

Net Other Assets (Liabilities)—(1.0)				(363,193)

Net Assets—100.0%				$37,867,115

Footnotes to Statement of Investments

1. All or a portion of the security position has been segregated for collateral to cover borrowings.

2. Represents the current interest rate for a variable or increasing rate security.

3. This security is accruing partial income at an anticipated effective rate based on expected interest and/or principal payments. The rate shown is the contractual interest rate.

4. Zero coupon bond reflects effective yield on the original acquisition date.

5. This security is not accruing income because the issuer has missed an interest payment on it and/or is not anticipated to make future interest and/or principal payments. The rate shown is the contractual interest rate. See Note 3 of the accompanying Notes.

6. Subject to a forbearance agreement. Rate shown is the contractual interest rate. See Note 3 of the accompanying Notes.

7. Denotes a step bond: a zero coupon bond that converts to a fixed or variable interest rate at a designated future date.

To simplify the listings of securities, abbreviations are used per the table below:

BWMC	Baltimore Washington Medical Center
EDC	Economic Devel. Corp.
GO	General Obligation
H&HEFA	Hospitals and Higher Education Facilities Authority
HP	HealthPartners
IDA	Industrial Devel. Agency
ITEMECF	Industrial, Tourist, Educational, Medical and Environmental Community Facilities
JLKH	James Lawrence Kernan Hospital
MGH	Maryland General Hospital
TASC	Tobacco Settlement Asset-Backed Bonds
UMMS	University of Maryland Medical System
V.I.	United States Virgin Islands

3    OPPENHEIMER ROCHESTER MARYLAND MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS December 31, 2016 Unaudited

1. Organization

Oppenheimer Rochester Maryland Municipal Fund (the “Fund”) is a non-diversified open-end management investment company registered under the Investment Company Act of 1940 (“1940 Act”), as amended. The Fund’s investment objective is to seek tax-free income. The Fund’s investment adviser is OFI Global Asset Management, Inc. (“OFI Global” or the “Manager”), a wholly-owned subsidiary of OppenheimerFunds, Inc. (“OFI” or the “Sub-Adviser”). The Manager has entered into a sub-advisory agreement with OFI. Effective as of the close of the New York Stock Exchange (“NYSE”) on March 24, 2016 (the “Closing Date”), the Fund will no longer accept purchase orders from new investors and shareholders of other Oppenheimer funds will no longer be able to exchange shares of other funds into the Fund. Please see the Fund’s prospectus for exceptions and additional information.

2. Securities Valuation

The Fund calculates the net asset value of its shares as of 4:00 P.M. Eastern time, on each day the New York Stock Exchange (the “Exchange”) is open for trading, except in the case of a scheduled early closing of the Exchange, in which case the Fund will calculate net asset value of the shares as of the scheduled early closing time of the Exchange.

The Fund’s Board has adopted procedures for the valuation of the Fund’s securities and has delegated the day-to-day responsibility for valuation determinations under those procedures to the Manager. The Manager has established a Valuation Committee which is responsible for determining a “fair valuation” for any security for which market quotations are not “readily available.” The Valuation Committee’s fair valuation determinations are subject to review, approval and ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.

Valuation Methods and Inputs

Securities are valued using unadjusted quoted market prices, when available, as supplied primarily by third party pricing services or dealers.

The following methodologies are used to determine the market value or the fair value of the types of securities described below:

Equity securities traded on a securities exchange (including exchange-traded derivatives other than futures and futures options) are valued based on the official closing price on the principal exchange on which the security is traded, as identified by the Manager, prior to the time when the Fund’s assets are valued. If the official closing price is unavailable, the security is valued at the last sale price on the principal exchange on which it is traded. If the official closing price or last sales price for a foreign security is not available, the security is valued at the mean between the bid and asked price per the exchange or, if not available from the exchange, obtained from two dealers. If bid and asked prices are not available from either the exchange or two dealers, the security is valued by using one of the following methodologies (listed in order of priority): (1) a bid from the exchange, (2) the mean between the bid and asked price as provided by a single dealer, or (3) a bid from a single dealer.

Shares of a registered investment company that are not traded on an exchange are valued at that investment company’s net asset value per share.

4    OPPENHEIMER ROCHESTER MARYLAND MUNICIPAL FUND

2. Securities Valuation (Continued)

Corporate and government debt securities (of U.S. or foreign issuers) and municipal debt securities, event-linked bonds, loans, mortgage-backed securities, collateralized mortgage obligations, and asset-backed securities are valued at the mean between the “bid” and “asked” prices utilizing evaluated prices obtained from third party pricing services or broker-dealers who may use matrix pricing methods to determine the evaluated prices.

Short-term money market type debt securities are valued at the mean between the “bid” and “asked” prices utilizing evaluated prices obtained from third party pricing services or broker-dealers.

A description of the standard inputs that may generally be considered by the third party pricing vendors in determining their evaluated prices is provided below.

Security Type	Standard inputs generally considered by third-party pricing vendors
Corporate debt, government debt, municipal, mortgage- backed and asset-backed securities	Reported trade data, broker-dealer price quotations, benchmark yields, issuer spreads on comparable securities, the credit quality, yield, maturity, and other appropriate factors.
Loans	Information obtained from market participants regarding reported trade data and broker-dealer price quotations.
Event-linked bonds	Information obtained from market participants regarding reported trade data and broker-dealer price quotations.

If a market value or price cannot be determined for a security using the methodologies described above, or if, in the “good faith” opinion of the Manager, the market value or price obtained does not constitute a “readily available market quotation,” or a significant event has occurred that would materially affect the value of the security, the security is fair valued either (i) by a standardized fair valuation methodology applicable to the security type or the significant event as previously approved by the Valuation Committee and the Fund’s Board or (ii) as determined in good faith by the Manager’s Valuation Committee. The Valuation Committee considers all relevant facts that are reasonably available, through either public information or information available to the Manager, when determining the fair value of a security. Fair value determinations by the Manager are subject to review, approval and ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined. Those fair valuation standardized methodologies include, but are not limited to, valuing securities at the last sale price or initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be further adjusted for any discounts related to security-specific resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can obtain the fair value assigned to a security if it were to sell the security.

5    OPPENHEIMER ROCHESTER MARYLAND MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited  /  Continued

2. Securities Valuation (Continued)

To assess the continuing appropriateness of security valuations, the Manager, or its third party service provider who is subject to oversight by the Manager, regularly compares prior day prices, prices on comparable securities, and sale prices to the current day prices and challenges those prices exceeding certain tolerance levels with the third party pricing service or broker source. For those securities valued by fair valuations, whether through a standardized fair valuation methodology or a fair valuation determination, the Valuation Committee reviews and affirms the reasonableness of the valuations based on such methodologies and fair valuation determinations on a regular basis after considering all relevant information that is reasonably available.

Classifications

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Various data inputs are used in determining the value of each of the Fund’s investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

3) Level 3-significant unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset or liability).

The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

The table below categorizes amounts at period end based on valuation input level:

	Level 1— Unadjusted Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Value
Assets Table
Investments, at Value:
Municipal Bonds and Notes
Maryland	$—	$23,076,246	$—	$23,076,246
U.S. Possessions	—	14,877,689	276,373	15,154,062

Total Assets	$—	$37,953,935	$276,373	$38,230,308

Forward currency exchange contracts and futures contracts, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract’s value from trade date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

6    OPPENHEIMER ROCHESTER MARYLAND MUNICIPAL FUND

3. Investments and Risks

Credit Risk. The Fund invests in high-yield, non-investment-grade bonds, which may be subject to a greater degree of credit risk. Credit risk relates to the ability of the issuer to meet interest or principal payments or both as they become due. The Fund may acquire securities that have missed an interest payment, and is not obligated to dispose of securities whose issuers or underlying obligors subsequently miss an interest payment. Information concerning securities not accruing interest at period end is as follows:

Cost	$4,337,763
Market Value	$2,511,167
Market Value as % of Net Assets	6.63%

The Fund has entered into forbearance agreements with certain obligors under which the Fund has agreed to temporarily forego receipt of the original principal or coupon interest rates. At period end, securities with an aggregate market value of $3,240,851, representing 8.56% of the Fund’s net assets, were subject to these forbearance agreements.

Concentration Risk. The Fund invests a large percentage of its total assets in obligations of issuers within its respective state and U.S. territories. Risks may arise from geographic concentration in any state, commonwealth or territory, such as Puerto Rico, the U.S. Virgin Islands, Guam or the Northern Mariana Islands. Certain economic, regulatory or political developments occurring in the state, commonwealth or territory such as ongoing developments in Puerto Rico may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.

4. Market Risk Factors

The Fund’s investments in securities and/or financial derivatives may expose the Fund to various market risk factors:

Commodity Risk. Commodity risk relates to the change in value of commodities or commodity indexes as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.

Credit Risk. Credit risk relates to the ability of the issuer of debt to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield debt securities are subject to credit risk to a greater extent than lower-yield, higher-quality securities.

Equity Risk. Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Foreign Exchange Rate Risk. Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.

7    OPPENHEIMER ROCHESTER MARYLAND MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited  /  Continued

4. Market Risk Factors (Continued)

Interest Rate Risk. Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already issued fixed-income investments, and a decline in general interest rates will tend to increase their value. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.

Volatility Risk. Volatility risk refers to the magnitude of the movement, but not the direction of the movement, in a financial instrument’s price over a defined time period. Large increases or decreases in a financial instrument’s price over a relative time period typically indicate greater volatility risk, while small increases or decreases in its price typically indicate lower volatility risk.

5. Federal Taxes

The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes at period end are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities	$44,089,173

Gross unrealized appreciation	$1,623,333

Gross unrealized depreciation	(7,482,198)

Net unrealized depreciation	$(5,858,865)

8    OPPENHEIMER ROCHESTER MARYLAND MUNICIPAL FUND

Item 2. Controls and Procedures.

(a)	Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 12/31/2016, the registrant’s principal executive officer and principal financial officer found the registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b)	There have been no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Exhibits attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Rochester Maryland Municipal Fund

By:	/s/ Arthur P. Steinmetz
Arthur P. Steinmetz
Principal Executive Officer
Date: 2/17/2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Arthur P. Steinmetz
Arthur P. Steinmetz
Principal Executive Officer
Date: 2/17/2017

By:	/s/ Brian S. Petersen
Brian S. Petersen
Principal Financial Officer
Date: 2/17/2017